Commitments and Contingencies (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 31, 2010 Waltham Massachusetts facility sqft Y	Dec. 31, 2011 Westborough Massachusetts facility sqft	Jul. 31, 2010 Westborough Massachusetts facility Y sqft additionalterm	Dec. 30, 2011 Westborough Massachusetts facility
Capital Leases
Recorded balance of capital lease obligations	$ 19,100,000	$ 20,200,000
Recorded interest expense in connection with capital leases	1,800,000	500,000	100,000
Future minimum payments under capital leases
2012	3,396,000
2013	2,944,000
2014	2,848,000
2015	2,840,000
2016	3,045,000
Thereafter	13,071,000
Total future minimum payments under capital leases	28,144,000			25,300,000			4,400,000
Less portion representing interest	9,068,000
Present value of future minimum payments	19,076,000
Less current portion	1,740,000	1,571,000
Long-term obligations	17,336,000	18,655,000
Area of facility under the capital lease (in square feet)				97,000		67,000
Initial term of the lease (in years)				10
Number of additional term available for lease extensions						1
Period for which option to extend the lease term is available (in years)				5		5
Allowance for certain tenant improvement costs				2,100,000	600,000
Security deposit				1,000,000			200,000
Increase in the lease space area under amended agreement (in square feet)					22,000
Expected minimum payments related to the additional lease space							1,500,000
Additional security deposit in the form of irrevocable, unconditional, negotiable letter of credit							200,000
Future minimum payments under operating leases
2012	3,482,000
2013	3,292,000
2014	3,254,000
2015	3,265,000
2016	3,060,000
Thereafter	8,110,000
Total minimum lease payments	24,463,000
Rent expense under all operating leases	$ 4,600,000	$ 5,000,000	$ 4,300,000